Borrowings (Details 3) In Millions, unless otherwise specified	Dec. 31, 2011 Short-term financing USD ($)	Dec. 31, 2011 Short-term financing CNY	Dec. 31, 2011 Long-term financing USD ($)	Dec. 31, 2011 Long-term financing CNY
Borrowings
Unused lines of credit	$ 1,132	7,124	$ 777	4,890